Lynda Kay Chandler (858) 550-6014 kchandler@cooley.com	VIA EDGAR AND FEDERAL EXPRESS

September 16, 2010

United States Securities and Exchange Commission

Division of Corporate Finance

Mail Stop 6010

100 F Street, N.E.

Washington, D.C. 20549

Attn:	Jeffrey Riedler

Re:	Horizon Pharma, Inc.
Registration Statement on Form S-1 (File No. 333-168504)
Amendment No. 1

Dear Mr. Riedler:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended (the “Securities Act”), on behalf of our client Horizon Pharma, Inc. (the “Company”), is Amendment No. 1 (“Amendment No. 1”) to the Company’s Registration Statement on Form S-1 (the “Registration Statement”) originally filed with the Securities and Exchange Commission (the “Commission”) on August 3, 2010. The copy of Amendment No. 1 that is enclosed with the paper copy of this letter is marked to show changes from the Registration Statement as originally filed on August 3, 2010.

Amendment No. 1 is being filed in response to comments received from the staff of the Commission (the “Staff”) by letter dated August 30, 2010 with respect to the Registration Statement (the “Comment Letter”). The numbering of the paragraphs below corresponds to the numbering in the Comment Letter, the text of which we have incorporated into this response letter for convenience. Except where otherwise indicated, page references in the text of the responses below correspond to the page numbers of Amendment No. 1.

Staff Comments and Company Responses

General

1.	Please consider the updating requirements of Rule 3-12 of Regulation S-X.

Response: The Company acknowledges the Staff’s comment and has included in Amendment No. 1 the Company’s financial statements for the six months ended June 30, 2010 and has made corresponding updates to the financial disclosures throughout Amendment No. 1.

2.	Comments on your confidential treatment request will be delivered under separate cover.

Response: The Company acknowledges the Staff’s comment.

3.	Please file all exhibits as soon as practicable. We may have further comments upon examination of these exhibits.

Response: The Company acknowledges the Staff’s comment and will endeavor to file all remaining exhibits as soon as possible. The Company respectfully advises the Staff that many of the remaining exhibits are pending final approval by the Company’s Board of Directors, after which time the Company plans to file them with a subsequent amendment to the Registration Statement.

4.	Please note that when you file a pre-effective amendment containing pricing-related information, we may have additional comments. As you are likely aware, you must file this amendment prior to circulating the prospectus.

Response: The Company acknowledges the Staff’s comment and will not circulate the prospectus prior to filing a pre-effective amendment to the Registration Statement that includes pricing-related information.

5.	Please note that when you file a pre-effective amendment that includes your price range, it must be bone fide. We interpret this to mean that your range may not exceed $2 if you price below $20 and 10% if you price above $20.

Response: The Company acknowledges the Staff’s comment.

6.	Please note that where we provide examples to illustrate what we mean by our comments, they are examples and not complete lists. If our comments are applicable to portions of the filing that we have not cited as examples, please make the appropriate changes in accordance with our comments.

Response: The Company acknowledges the Staff’s comment and has made appropriate changes throughout Amendment No. 1 as requested.

7.	Please provide us proofs of all graphic, visual or photographic information you will provide in the printed prospectus prior to its use, for example in a preliminary prospectus. Please note that we may have comments regarding this material.

Response: The Company acknowledges the Staff’s comment and has included in Amendment No. 1 proofs of the Company’s proposed graphic and photographic images to appear on the inside front cover and inside back cover of the printed prospectus.

8.	Please revise your disclosure to attribute the below statements and other similar statements to the sources from which you obtained the information. If you are relying upon your own estimates or conclusions, please explain how you arrived at those estimates or conclusions and disclose any third-party sources upon which you relied.

•

Page 2: “Significant GI side effects…afflict up to approximately 25% of all chronic arthritis patients treated with NSAIDS…OA and RA patients are two to five times more likely than the general population to be hospitalized for NSAID-related GI complications…”

•	Page 3: “Approximately 50% of RA patients in the U.S. and Europe are prescribed combination therapy that includes corticosteroids, with prednisone being the most common.”

•

Page 3: “In the U.S. alone, there were over 30 million prescriptions written for ibuprofen in 2009, and the high-dose prescriptions, 600 mg and 800 mg doses, accounted for approximately 90% of these prescriptions.”

Response: The Company acknowledges the Staff’s comments and has revised the disclosures on pages 2 and 3 of Amendment No. 1 to attribute the statements to their respective sources.

Cover Page

9.	Please indicate your applicable filer status by checking the appropriate box.

Response: The Company acknowledges the Staff’s comment and will check the appropriate box at the time it can reasonably estimate the public offering price of its common stock to be sold under the Registration Statement. Pursuant to Rule 12b-2 of the Securities Exchange Act of 1934, as amended, in the case of an initial public offering of securities, public float will be computed on the basis of the number of shares outstanding prior to the offering and the estimated public offering price of the securities.

Prospectus Summary, page 1

Risk Factors

10.	Please delete the statement “Additional risks and uncertainties that we are unaware of, or that we currently believe are not material, also may become important factors that affect us.” It is not appropriate to warn investors about risks that are not described in your registration statement.

Response: The Company acknowledges the Staff’s comment and has made the requested deletion on page 9 of Amendment No. 1.

“If we are not successful in attracting and retaining highly qualified personnel…,” page 16

11.	Please disclose whether you carry key man insurance.

Response: The Company acknowledges the Staff’s comment and has provided additional disclosure on page 16 of Amendment No. 1 as requested.

“Reimbursement may not be available…,” page 17

12.	We note your statement that “among policy makers and payors in the U.S. and elsewhere, there is significant interest in promoting changes in healthcare systems with the stated goals of containing healthcare costs, improving quality and/or expanding access.” In addition to your disclosure about new laws and regulations in the United States, please identify and describe any known or probable health care reform initiatives in other material jurisdictions.

Response: The Company acknowledges the Staff’s comment. The Company respectfully advises the Staff that it did include disclosure in the Registration Statement (at page 18 of Amendment No. 1) regarding proposed legislation in Germany that would increase the rebate on prescription pharmaceuticals, noting that revenues from the sale of LODOTRA in Germany would be negatively impacted if such legislation were to be enacted. The Company is not presently aware of other imminent healthcare reform measures in any jurisdictions outside the U.S. that would be material to the Company’s business.

“HZT-501, LODOTRA or any other product candidate that we develop may cause undesirable side effects…,” page 21

13.	Please disclose the known side effects that could prevent FDA approval, require a label warning or reduce the number of potential users.

Response: The Company respectfully acknowledges the Staff’s comment and believes that it has disclosed the known side effects throughout the Registration Statement. While the Company does not expect any of these known side effects to prevent FDA approval or require a warning label, the Company cannot predict how the FDA or other regulatory authorities will view the known side effects, including whether the known side effects will impact regulatory approval or the likelihood of a label warning. Similarly, while the Company does not expect the known side effects to materially reduce the number of potential users of the Company’s products, the Company cannot predict what consumer reaction will be to any marketed product and its side effect profile. With respect to the jurisdictions in Europe in which LODOTRA is currently marketed, the Company is not aware any material reduction in the number of potential users due to known side effects.

“Business interruptions could seriously harm our future revenue…,” page 24

14.	Your risk factor as currently written could apply to any issuer or offering. Please revise so that the subcaption and discussion address the company more specifically, as required by Item 503(c) of Regulation S-K.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page 25 of Amendment No. 1 as requested.

“We have incurred significant operating losses since our inception…,” page 26

15.	Please include a standalone risk factor disclosing your going concern opinion and the impact the going concern opinion may have on your ability to raise additional funds when necessary.

Response: The Company acknowledges the Staff’s comment and has provided an additional risk factor on page 27 of Amendment No. 1 as requested.

“Our ability to utilize our net operating loss carryforwards…,” page 29

16.	Please expand your discussion to further specify the risks of the expected limitations on your ability to utilize net operating loss carryforwards. If possible, please quantify such potential annual limits and the effect on your net income tax. Similarly, expand the discussion in “Provision for Income Taxes” to quantify the potential limits on your ability to utilize net operating loss carryforwards.

Response: The Company acknowledges the Staff’s comments and has expanded the disclosure on pages 29 and 61 of Amendment No. 1, including a quantification of the potential annual limits on the Company’s ability to use net operating loss carryforwards.

“Changes in accounting rules or policies…,” page 29

17.	Please expand your discussion to explain why the generally applicable accounting principles applicable to Horizon Pharma AG are highly complex in comparison to other companies in your industry.

Response: The Company acknowledges the Staff’s comment and has deleted the reference to the generally accepted accounting principles applicable to Horizon Pharma AG being highly complex on page 30 of Amendment No. 1.

“If we are unable to obtain or protect intellectual property rights…,” page 30

18.	To the extent that you have experienced problems in the past or are aware of any claims regarding infringement of intellectual property rights, please revise to describe these problems or claims. Similarly, please expand your risk factor captioned, “Third-party claims of intellectual property infringement…” to include disclosure of any potential claims regarding infringement of your licensed intellectual property.

Response: The Company acknowledges the Staff’s comments and respectfully advises the Staff that the Company has not experienced material issues in the past, and is not aware of any claims, regarding infringement of intellectual property rights. The Company also respectfully advises the Staff that it is not aware of potential claims regarding infringement by third parties of the Company’s intellectual property. The Company has discussed the risks associated with enforcing the Company’s owned and licensed intellectual property against infringement in the risk factor on page 32 captioned “We may be involved in lawsuits to protect or enforce our patents and the patents of our licensors…”

“Obtaining and maintaining our patent protection depends on compliance with various procedural, document submission, fee payment and other requirements…,” page 32

19.	Please describe the events of non-compliance that can result in abandonment or lapse of the patent or patent application.

Response: The Company acknowledges the Staff’s comment and has provided additional disclosure on page 32 of Amendment No. 1 as requested.

Use of Proceeds, page 39

20.	Please expand the discussion to clarify the stage of development you expect to achieve using the proceeds from this offering.

Response: The Company acknowledges the Staff’s comment and has expanded the discussion of its use of proceeds on page 39 of Amendment No. 1 to clarify that the Company expects the proceeds from the offering to be sufficient to achieve initial commercial launch of product in the U.S.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 57

21.	Please revise your disclosure for consistent reference to your Switzerland subsidiary as either Horizon Pharma AG or Nitec.

Response: The Company acknowledges the Staff’s comment and respectfully advises the Staff that it has intentionally used the name “Nitec Pharma AG,” or “Nitec” when referring to its Swiss subsidiary on a pre-acquisition basis and as “Horizon Pharma AG” when referring to its Swiss subsidiary on a post-acquisition basis. The Company believes that this form of disclosure is helpful to the reader as the pre-acquisition financial statements refer to Nitec Pharma AG and “Horizon Pharma AG” may be more easily confused with “Horizon Pharma” (the Company) or “Horizon Pharma USA” (the Company’s U.S. subsidiary). On a post-acquisition or prospective basis, Nitec Pharma AG’s name changed to Horizon Pharma AG and the possible confusion with other post-acquisition Horizon entities is less problematic as Horizon Pharma AG and Horizon Pharma USA became wholly-owned subsidiaries of the Company. The Company has made several additional changes within Management’s Discussion and Analysis of Financial Condition and Results of Operations in Amendment No. 1 consistent with this method of disclosure. The Company has also attempted to describe to readers of the Registration Statement the use of “Nitec Pharma” and “Horizon Pharma AG,” for example on page 5 of Amendment No. 1.

Research and Development Expenses, page 59

22.	Please expand your disclosure by referring to the Division of Corporation Finance “Current Issues and Rulemaking Projects Quarterly Update” under section VIII — Industry Specific Issues — Accounting and Disclosure by Companies Engaged in Research and Development Activities. You can find it at the following website address: http://www.sec.gov/divisions/corpfin/cfcrq032001.htm#secviii.

Please disclose the following information for each of your major research and development projects:

a.	The costs incurred during each period presented and to date on the project;
b.	The estimated costs of the efforts necessary to complete the project;
c.	The anticipated completion dates;

d.	The risks and uncertainties associated with completing development on schedule, and the consequences to operations, financial position and liquidity if the project is not completed timely; and finally
e.	The period in which material net cash inflows from significant projects are expected to commence.

Regarding a., revise this discussion to include the external costs by project for each period presented to the extent available. Provide other quantitative or qualitative disclosure that indicates the amount of the company’s resources being used on the project.

Regarding b. and c., disclose the amount or range of estimated costs and timing to complete the phase in process and each future phase. To the extent that information is not estimable, disclose those facts and circumstances indicating the uncertainties that preclude you from making a reasonable estimate.

Response: The Company acknowledges the Staff’s comments and has revised the disclosure regarding research and development expenses on pages 57 and 58 of Amendment No. 1. With respect to parts b., c. and e. of the Staff’s comment, the Company respectfully advises the Staff that the estimated completion costs, completion dates and timing of net cash inflows for the Company’s significant research projects are not reasonably estimable and the Company has included disclosure as to the facts and circumstances precluding reasonable estimations.

Critical Accounting Policies and Significant Judgments and Estimates, Valuation of Stock-Based Compensation, Common Stock and Warrants Common Stock Valuation, page 64

23.	We have reviewed your disclosure with respect to the valuation of your common stock and have the following comments:

a.	Qualitatively and quantitatively discuss the significant factors, assumptions and methodologies used in the valuations at each assessment date, including how the business enterprise value was estimated and changed.
b.	Qualitatively and quantitatively discuss how each factor discussed on page 65 considered in the prior sale of company stock approach affected the value at each assessment date.
c.	With respect to the volatility assumption, clarify how you considered both historical and implied volatility in determining your estimate. Further, please discuss in qualitative and quantitative terms, the factors utilized in determining the “comparable publicly traded companies”.
d.	Qualitatively and quantitatively elaborate on how the common stock fair value declined from $5.67 at December 31, 2008 to $2.19 at December 31, 2009. In this regard, we note that the convertible preferred stock was sold in December 2009 and January 2010 at $5.20 per share. Clarify whether the preferred shares in this offering were sold to new, unrelated investors.
e.	Qualitatively and quantitatively explain how each valuation considered the anticipated timing of a potential liquidity event, namely the probability of completing an initial public offering.

f.	Qualitatively and quantitatively illustrate how you determined the fair value of $3.42 for your common stock on February 3, 2010 was appropriate for accounting purposes.
g.	Please explain fully in your disclosure the difference between the $8 price of the preferred sold in April 2010 and the $5.45 fair value of the common stock at that date given the prospect for an initial public offering and the fact that the preferred stock would convert to common stock in the event of an initial public offering.
h.	Once you can reasonably estimate the IPO price, qualitatively and quantitatively discuss each significant factor contributing to the difference between each valuation and the estimated IPO price. See paragraph 182(b) of the AICPA Practice Aid. Also provide the disclosure required by paragraph 180 of the Practice Aid.
i.	Please update your schedule of stock options granted to the date of your response to these comments.

Response: The Company acknowledges the Staff’s comments and has revised the disclosure with respect to the valuation of the Company’s common stock on pages 63-66 of Amendment No. 1. With respect to part h. of the Staff’s comment, the Company expects to provide the requested disclosure regarding the differences between the estimated IPO price and each historical valuation, as well as the other disclosures required by the AICPA Practice Guide. In response to part i. of the Staff’s comment, the Company has updated the schedule of stock options granted on page 66 of Amendment No. 1 through September 15, 2010.

Pro Forma Financial Information, page 47

24.	Disclose how you determined the 3,535,583 weighted average common shares outstanding used in the determination of pro forma net income per share for the three months ended March 31, 2010 and the year ended December 31, 2009. Disclose the exact number of shares issued in the acquisition to facilitate understanding of the pro forma number of shares outstanding rather than 2 million (rounded).

Response: The Company acknowledges the Staff’s comments and has provided the requested disclosure on pages 47 and 48 of Amendment No. 1.

25.	Tell us why you are not required to present shares issued to related parties for the Nitec acquisition separate from the recapitalization on page 122.

Response: The Company acknowledges the Staff’s comment and has revised footnote number one to the table on page 123 to Amendment No. 1 to indicate all shares issued to related parties in connection with the Nitec acquisition. All directors, executive officers and holders of more than 5% of the Company’s capital stock or entities affiliated with them were either issued shares (a) in connection with the recapitalization or (b) in connection with the Nitec acquisition through the share exchange. In other words, no related party received shares in both transactions.

26.	Disclose how you determined that Horizon was the acquirer and Nitec the acquiree.

Response: The Company acknowledges the Staff’s comment and has provided additional disclosure regarding the determination that Horizon Therapeutics, Inc. (or Horizon Pharma, Inc., its subsequent holding company prior to the Nitec acquisition) was the acquirer and that Nitec Pharma AG was the acquiree. Please see pages 44 and 45 of Amendment No. 1.

Business, page 74

27.	Please expand your disclosure to include a discussion of any research and development activities beyond your clinical trials, including, for example, the bioequivalence study conducted for HZT-501.

Response: The Company acknowledges the Staff’s comment and has provided additional disclosure on page 81 of Amendment No. 1 with respect to additional material research and development activities, including the Company’s efforts with respect to additional manufacturing lots for HZT-501.

HZT-501

28.	We note your statements on page 78 that “studies indicate that physicians do not commonly co-prescribe GI protective agents to high-risk patients” and “studies show sub-optimal patient compliance with concomitant prophylaxis therapy. In a study of 784 patients, 37% of patients were non-compliant, a rate increasing to 61% in patients treated with three or more drugs.” Please identify the studies and physicians. If any of the studies were prepared on your behalf, this information should be disclosed and consents should be filed as exhibits.

Response: The Company acknowledges the Staff’s comment and has revised the disclosures on page 79 of Amendment No. 1 to identify the studies. Neither one of the above studies were prepared on behalf of the Company.

Commercial Agreements, page 86

29.	Please revise the description of the Mundipharma agreements to quantify all payments made to date, the aggregate potential milestone payments, the range of minimum sales targets.

Response: The Company acknowledges the Staff’s comment and has quantified an estimate of the payments made to date, aggregate potential milestone payments and an approximate range of minimum sales targets on page 87 of Amendment No. 1.

30.	Please revise the description of your agreements with Jagotec to disclose the royalty range or a reasonable range within which the royalty rate falls and quantify the minimum amounts you have committed to purchase from Jagotec.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure of the royalty rates and minimum purchase amounts on page 88 of Amendment No. 1.

31.	Please expand your discussions of the sanofi-aventis technical transfer agreement and the Pharmaceutics International Master Services Agreement to clarify the services, or types of services, you receive from each party. As currently written, it is difficult to distinguish between the services each party will perform.

Response: The Company acknowledges the Staff’s comment and has added disclosure clarifying the services performed by both sanofi-aventis and Pharmaceutics International on page 89 of Amendment No. 1.

32.	Please quantify all amounts paid to date pursuant to the sanofi-aventis agreement and the aggregate potential milestone payments remaining.

Response: The Company acknowledges the Staff’s comment and has quantified the amounts requested on page 89 of Amendment No. 1.

Sales and Marketing, page 88

33.	Please expand your disclosure regarding your plans to build a sales and marketing organization to disclose your expected timeline for growth of your U.S. sales force and whether you have identified any possible co-promotion or distribution partners for commercialization within and outside the U.S.

Response: The Company acknowledges the Staff’s comment and has expanded the disclosure on pages 89 and 90 of Amendment No. 1 regarding its plans for building and growing its sales and marketing organization.

Intellectual Property, page 88

34.	Please expand your disclosure to include the jurisdictions in which you have filed your patents relating to LODOTRA. Please also provide the jurisdiction and expected duration of the patent applications in-licensed from SkyePharma and your patent applications relating to HZT-501.

Response: The Company acknowledges the Staff’s comments and has expanded the disclosure on page 90 of Amendment No. 1 as requested.

35.	Please identify the patents relating to the 1 mg and 2 mg delayed release dosage forms of prednisone and to methods of treating RA with such dosage forms. Further, please provide the jurisdiction and expiration of the patents.

Response: The Company acknowledges the Staff’s comments and has identified the patents and provided the jurisdiction and expiration of the patents on page 90 of Amendment No. 1 as requested.

Manufacturing and Distribution, page 90

36.	Please describe the material terms of your agreement with Catalent Pharma Solutions.

Response: The Company acknowledges the Staff’s comment and has described the material terms of the agreement with Catalent Pharma Solutions on page 89 of Amendment No. 1.

Executive and Director Compensation, page 103

37.	We note that you have not included any disclosure in response to Item 402(s) of Regulation S-K. Please advise us of the basis for your conclusion that disclosure is not necessary and describe the process you undertook to reach that conclusion.

Response: In response to the Staff’s comment, the Company respectively submits that it did not include disclosure in response to Item 402(s) of Regulation S-K because it concluded that any risks arising from the Company’s compensation policies and practices for its employees are not reasonably likely to have a material adverse effect on the Company.

Compensation Discussion and Analysis

Setting Executive Compensation, page 103

38.	We note your statement that discretionary bonuses have been determined based upon performance against key corporate objectives or milestones. You state further that during 2009, these key corporate objectives and milestones included the achievement of clinical development and regulatory milestones relating to HZT-501, a capital raising milestone in connection with the consummation of a bridge financing and the commencement of negotiations for your acquisition of Nitec Pharma AG. Please expand your disclosure to include:

•	The specific performance objectives applicable to each category of corporate objectives and how each objective was weighted, if applicable.

•	The threshold, target, and maximum levels of achievement of each performance measure, if applicable.

•	The evaluation by the board or compensation committee of the level of achievement by each named executive officer of the corporate performance objectives applicable to each of them.

•	The basis for the determination that Mr. Walbert and Mr. De Vaere achieved 80% and Dr. Sherman achieved 100% of the key performance objectives and milestones established for each of them.

•	Any other factors that were considered by the Committee that modified the actual cash bonuses awarded.

Response: The Company acknowledges the Staff’s comments and has expanded the disclosure on page 105 of Amendment No. 1 regarding the payments of discretionary bonuses for 2009.

Long-term Incentive Program, page 105

39.	Please expand your disclosure to include a discussion of the board’s determination not to grant any equity awards for 2009 besides the award granted in connection with the hiring of Dr. Sherman.

Response: The Company acknowledges the Staff’s comment and respectfully advises the Staff that its board of directors did not make a determination not to grant any other equity awards in 2009 other than in connection with the hiring of Dr. Sherman. Rather, Mr. Walbert and Mr. DeVaere were hired in June 2008 and October 2008, respectively, and had received equity awards when they were hired. Other than Dr. Sherman, no other executive officers were hired in 2009. In addition, because the Company was actively engaged in financing and acquisition-related activities in 2009, the Company decided to wait to award further equity until the impact of such activities, both as to equity valuation and dilution, was better known.

Transactions with Related Persons, page 120

40.	Please revise your disclosure to include a discussion of the consulting agreement entered into with two stockholders as disclosed in Note 12 to the Consolidated Financial Statements. Your disclosure should identify the two stockholders. Additionally, please file a copy of each agreement in accordance with Item 601(b)(10)(ii)(B) of Regulation S-K. Alternatively, tell us the basis for your belief that the requested disclosure is not required and the agreements are not required to be filed.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure under “Transactions with Related Persons” on page 127 of Amendment No. 1 to include the consulting agreements entered into with George Tidmarsh and Barry Golombik, both of whom previously served as directors of Horizon Pharma USA and currently hold shares of the Company’s common and preferred stock. The Company advises the Staff that a third consulting agreement with a current stockholder has been described on page F-45 of Amendment No. 1. The consultant and stockholder that is a party to the third consulting agreement is not a related person as defined in Regulation S-K, Item 404(a).

The Company has not filed copies of the consulting agreements as the agreements were made in the ordinary course of business. Pursuant to Item 601(b)(10)(ii), if a contract is such as ordinarily accompanies the kind of business conducted by the registrant, it will be deemed to have been made in the ordinary course of business and need not be filed unless it falls within one of the categories enumerated in (A), (B), (C) or (D) of Item 601(b)(10)(ii). The Company is not substantially dependent on the consulting agreements and its business does not materially depend on them as contemplated in Item 601(b)(10)(ii)(B). Furthermore, the Company respectfully submits that Item 601(b)(10)(ii)(A) also does not apply as Mr. Tidmarsh and Mr. Golombik are not named directors or executive officers.

Index to Consolidated Financial Statements

Consolidated Balance sheets, page F-3

41.	Provide us your basis for retroactively reflecting the recapitalization for computing loss per share but not reflecting the recapitalization retroactively in the statement of shareholders’ equity when common shares were converted into preferred shares. Disclose how the number of shares used in computing loss per share was determined.

Response: The Company acknowledges the Staff’s comment and respectfully submits that in circumstances where there has been a stock dividend, stock split or reverse stock split subsequent to the close of an accounting period but prior to issuance of financial statements, ASC 260-10-55-12 requires the computation of loss per share to give retroactive recognition to an appropriate equivalent change in capital structure for all periods presented based on the new number of shares. The recapitalization resulted in a similar change in capital structure and therefore the Company believes the guidance in ASC 260 applies as it shows a loss per share amount calculated on a basis that is more comparable to the basis on which it is expected to be calculated in future periods. In the recapitalization, the existing common stock, which had a liquidation preference relative to a special class of preferred stock, was exchanged for a mixture of common stock and Series A preferred stock. The number of shares outstanding in computing net loss per share was determined by calculating the weighted average shares outstanding in accordance with ASC 260 after applying the exchange ratio from the recapitalization to the common stock and special preferred stock outstanding for all accounting periods presented. The Company believes that by giving effect to the recapitalization of the common stock, the historical loss per share reflects the portion of the pre-recapitalization common stock that effectively was common stock and permits a consistent presentation of loss per share on a period by period basis. The recapitalization was not retroactively reflected in the statement of stockholders’ equity, however, because the Company believes that replacing the historical capitalization with the simplified post-recapitalization capital structure would misrepresent the legal rights and privileges of the stockholders throughout the historical periods presented. Prior to the recapitalization, the Company had five series of preferred stock and a class of common stock and a complex waterfall for the distribution of proceeds of a liquidation. The Company’s complex capital structure was simplified in the recapitalization through the issuance of a single series of preferred stock and common stock without any liquidation preference.

The Company acknowledges the Staff’s comment with respect to disclosing how the number of shares used in computing net loss per share was determined, and has included such disclosure on pages F-17 and F-18 of Amendment No. 1.

2. Notes to Consolidated Financial Statements

Pro Forma Net Loss Per Share, page F-12

42.	Please clarify for us and in your disclosure why you are including the capital contribution in your net loss attributable to common shareholders calculation and how you determined the value.

Response: The Company advises the Staff that upon issuance, the Company’s special preferred stock had liquidation preferences that were junior to those of the common stock and no other preferences. As a result, special preferred stock was equivalent to common stock for the period in which it was outstanding, as it had no rights that would make it preferred stock under the Delaware General

Corporation Law. The special preferred was named “special preferred” as a convenience to distinguish it from the common stock, to which it was junior. The special preferred stock was issued in exchange for outstanding preferred stock held by preferred stockholders that chose not to participate pro rata in the Company’s Series D convertible preferred stock financing. As a result of this exchange, the holders of special preferred stock gave up the liquidation preferences of the pre-existing preferred stock that was exchanged for special preferred stock. The Company believes the treatment afforded to the capital contribution is consistent with the guidance in ASC 260-10-S55, which, upon redemption of preferred stock, requires the difference between (1) the fair value of the consideration transferred to the holders of the preferred stock and (2) the carrying amount of the preferred stock on the balance sheet (net of issuance costs) to be added to the net loss to arrive at net loss available to common stockholders in the calculation of earnings per share. The amount recorded by the Company as a contribution adjusting net loss to net loss attributable to common stockholders represents the difference between the fair value of the consideration transferred to the holders of the preferred stock and the carrying amount of the preferred stock on the balance sheet at the time of issuance of the special preferred stock. The carrying value of the preferred stock that was exchanged was $4,000,000 and the fair value of the special preferred stock that was issued to investors who did not participate in the Series D financing was valued at $510,920. In light of the rights, preferences and privileges of the special preferred stock relative to the common stock, the Company believes that the substance of the transaction was the redemption of preferred stock for common stock (i.e., the special preferred stock with the lowest rights and privileges) for fair value that was below the existing carrying amount of the preferred stock. Although the Company acknowledges that it is most common to see accretion to preferred stock redemption value as a reduction to net loss to arrive at net loss attributable to common stockholders, the nature of the transaction and accounting treatment is consistent with ASC 260-10-S55. The fair value used to derive the amount of the contribution was determined using an option pricing model as of December 31, 2009, the date of the exchange.

In response to the Staff’s request, the Company has also expanded its disclosure on pages F-18 and F-19 of Amendment No. 1 consistent with the above.

8. Convertible Preferred Stock Warrant Liabilities, page F-20

43.	Please tell us and disclose whether the exercise price of the warrants that remain outstanding in conjunction with the transactions discussed in this footnote are subject to adjustment. If so, please explain to us why you it was appropriate to reclassify these warrants to equity under FASB ASC 815-40-15.

Response: The Company advises the Staff that upon the issuance of the Series D preferred stock in December 2009, the exercise price of the warrants that remain outstanding in conjunction with the transactions are no longer subject to adjustments which would cause the warrants to be classified as liabilities. Pursuant to the Staff’s request the Company has also revised the disclosure regarding the reclassification of the warrants on page F-33 of Amendment No. 1.

9. Convertible Preferred Stock

Conversion Rights, page F-24

44.	Please clarify for us and in your disclosure the nature of the antidilution adjustments. Also include a detailed discussion of any accounting implications that such adjustments would involve.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page F-35 of Amendment No. 1 to clarify that the conversion price of the convertible preferred stock is subject to weighted average antidilution adjustments in the event that the Company issues shares of its common stock (or is deemed to have issued shares of its common stock by issuing common stock equivalents) at a price less than the conversion price of the preferred stock (initially the issue price per share of the preferred stock), subject to certain exceptions. The Company has provided additional disclosure on pages F-35, F-36 and F-38 of Amendment No. 1 discussing the accounting implications that such adjustments would involve.

14. Subsequent Events, page F-32

45.	With respect to the intangible assets acquired in conjunction with the acquisition of Nitec Pharma AG, please disclose the significant appraisal assumptions used to value the developed technology and LODOTRA, such as:

•	the period in which material net cash inflows from significant projects are expected to commence;

•	material anticipated changes from historical pricing, margins and expense levels; and

•	the risk adjusted discount rate applied to the project’s cash flows.

Response: The Company acknowledges the Staff’s comment and has added disclosure on pages 49, 50, F-21 and F-22 of Amendment No. 1 with respect to the significant appraisal assumptions used to value the developed technology and LODOTRA.

46.	Please tell us and disclose how you intend to account for the warrants issued to the owners of Nitec Pharma. Further, please clarify for us and in your disclosure how the warrants were valued. Cite the accounting literature used in your treatment.

Response: The Company respectfully advises the Staff that there were no warrants issued to the owners of Nitec Pharma, Inc. (“Nitec”). Nitec had previously only issued a warrant to purchase up to 37,244 shares of its Series A preferred stock in connection with a EUR 7.5 million loan facility entered into with Kreos Capital III (UK) Limited (“Kreos”), a debt holder and not a prior owner or shareholder of Nitec. On April 1, 2010, in connection with the acquisition of Nitec and the recapitalization, the warrant was exchanged for a warrant to purchase 118,496 shares of the Company’s Series A preferred stock based on the same conversion ratio of the Company’s Series A preferred stock exchanged for the historic Series A preferred stock of Nitec in the acquisition transaction.

Because the fair value of the replacement warrant issued to Kreos was equivalent to the fair value of the warrant Kreos held immediately prior to the warrant exchange, there was no additional accounting required by the warrant exchange. The warrant fair value was recorded as equity in connection with the transaction for the following reasons:

•	The shares of Series A preferred stock underlying the warrant were not mandatorily redeemable.

•	In accordance with ASC 815-40-25, the warrant does not have a net cash settlement feature and does not provide the holder with a choice of net cash settlement or settlement in shares.

•

Although the holders can net share settle the warrant based on the difference between the fair value of the underlying stock and the exercise price of the warrant, the warrant was determined to be indexed to the Company’s own stock and therefore qualify for the exception to derivative accounting under ASC 815.

Because the warrant was determined to be classified as equity, no fair market value adjustments will be required in future periods.

The fair value of the original warrant issued to Kreos in connection with the loan facility was treated as a discount on the EUR 7.5 million loan in the historical Nitec standalone financial statements and was being amortized (using the effective interest method) to interest expense over the term of the debt. On April 1, 2010, in connection with the acquisition of Nitec, the Company recorded all assets and liabilities of Nitec at their fair value, including the remaining balance of the loan with Kreos. As a result, the fair value of the loan (i.e., including the amount of discount necessary for the loan to reflect market terms on the date of acquisition) was recorded such that future interest charges, representing the contractual interest rate together with the amortization of the discount recorded in the acquisition transaction, represent market interest charges.

Because all assets and liabilities were recorded at fair market value in connection with the acquisition of Nitec, the remaining unamortized discount on the original Kreos loan was not carried forward in the consolidated financial statements of Horizon Pharma, Inc.

The fair value of the warrant issued in exchange for the warrant held by Kreos was determined to be $936 using the Black-Scholes option pricing model on April 1, 2010, the date of the exchange. The assumptions used in determining the fair value are as follows: expected volatility of 56%, risk-free interest rate of 4.19%, contractual term of 10 years and expected dividend yield of 0%.

As requested by the Staff, the Company has provided the requested disclosure on page F-39 of Amendment No. 1.

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The Company respectfully requests the Staff’s assistance in completing the review of the Registration Statement and Amendment No. 1 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Amendment No. 1 or this response letter to me at (858) 550-6014 or Sean M. Clayton, Esq. at (858) 550-6034.

Sincerely,

Cooley LLP

/s/    LYNDA KAY CHANDLER, ESQ.

cc:	Timothy P. Walbert, Horizon Pharma, Inc.
Robert J. De Vaere, Horizon Pharma, Inc.
Barbara L. Borden, Esq., Cooley LLP
Patrick J. Loofbourrow, Esq., Cooley LLP
Cheston J. Larson, Esq., Latham & Watkins LLP
Divakar Gupta, Esq., Latham & Watkins LLP
Matthew T. Bush, Esq., Latham & Watkins LLP